Financial instruments - Borrowings and financing and obligations to FIDC quota holders (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Sep. 06, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Nov. 08, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current portion of non-current borrowings			R$ 5,429,963	R$ 3,495,759
CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			10.83%	1304.00%
Bonds
Disclosure of detailed information about financial instruments [line items]
Beginning balance			R$ 2,402,698	R$ 2,587,303
Additions			0	0
Disposals			0	0
Payment of principal			1,610,349	0
Payment of interest			(141,298)	(96,157)
Changes in exchange rates			520,419	(188,440)
Fair value adjustment			0	0
Interest			86,792	99,992
Ending balance			1,258,262	R$ 2,402,698
Notional					R$ 500,000
Maturity					seven
Average annual interest rate					3.95%
Borrowing Gross Amount					R$ 2,510,350
Borrowing net of transaction cost					R$ 2,477,408
Bonds | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			2,299
Non-current portion of non-current borrowings			1,255,963
Ending balance			R$ 1,258,262
Bonds | Jun/28 | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			3.95%	3.95%
Current portion of non-current borrowings				R$ 2,922
Non-current portion of non-current borrowings				2,399,776
Beginning balance			R$ 2,402,698
Ending balance				2,402,698
Debentures, financial bills and commercial papers [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			25,907	20,269
Non-current portion of non-current borrowings			4,053,359	1,095,983
Beginning balance			1,116,252	0
Additions			2,884,768	1,093,410
Disposals			0	0
Payment of principal			0	0
Payment of interest			(172,598)	0
Changes in exchange rates			0	0
Fair value adjustment			0	0
Interest			250,844	22,842
Ending balance			R$ 4,079,266	R$ 1,116,252
Receivable Backed Securities
Disclosure of detailed information about financial instruments [line items]
Notional	R$ 100,000
Maturity	three
Description of Interest Rate	bearing interest at CDI + 1.30%
Receivable Backed Securities | Sep/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			1.30%	1.30%
Current portion of non-current borrowings			R$ 2,250	R$ 3,316
Non-current portion of non-current borrowings			99,447	98,702
Beginning balance			102,018
Ending balance			101,697	R$ 102,018
Financial bills | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			0
Non-current portion of non-current borrowings			2,954,374
Ending balance			R$ 2,954,374
Financial bills | Jun/26 up to Nov/28 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			0.68%
Financial bills | Jun/26 up to Nov/28 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			0.90%
Debentures
Disclosure of detailed information about financial instruments [line items]
Notional						R$ 1,000,000
Maturity		three
Description of Interest Rate		CDI + 1.75% p.a.
Debentures | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			R$ 23,657
Non-current portion of non-current borrowings			999,538
Ending balance			R$ 1,023,195
Debentures | Oct/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			1.75%	1.75%
Current portion of non-current borrowings				R$ 16,953
Non-current portion of non-current borrowings				997,281
Beginning balance			R$ 1,014,234
Ending balance				1,014,234
Institutional deposits and marketable debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			3,065,999	475,319			R$ 0
Non-current portion of non-current borrowings			5,429,963	3,495,759
Beginning balance			3,971,078	2,587,303
Additions			6,585,937	1,608,162
Disposals			0	0
Payment of principal			2,713,574	75,004
Payment of interest			(349,001)	(98,570)
Changes in exchange rates			520,419	(188,440)
Fair value adjustment			0	0
Interest			481,103	137,627
Ending balance			8,495,962	3,971,078
Non-current portion of non-current borrowings			5,429,963	3,495,759			2,587,303
Obligations to open-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance			452,128	0
Additions			136,782	514,752
Disposals			0	0
Payment of principal			214,148	75,004
Payment of interest			(12,229)	(2,413)
Changes in exchange rates			0	0
Fair value adjustment			0	0
Interest			55,791	14,793
Ending balance			R$ 418,324	R$ 452,128
Obligations to open-end FIDC quota holders [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			0.40%	1.12%
Current portion of non-current borrowings			R$ 418,324	R$ 452,128
Non-current portion of non-current borrowings			0	0
Beginning balance			452,128
Ending balance			418,324	452,128
Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance			0
Additions			3,564,387
Disposals			0
Payment of principal			889,077
Payment of interest			(22,876)
Changes in exchange rates			0
Fair value adjustment			0
Interest			87,676
Ending balance			2,740,110	0
Time deposits [Member] | Jan/25 up to Jun/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			2,619,469
Non-current portion of non-current borrowings			120,641
Ending balance			R$ 2,740,110
Time deposits [Member] | Jan/25 up to Jun/26 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			0.25%
Time deposits [Member] | Jan/25 up to Jun/26 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			110.00%
Obligations to closed-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance			R$ 53,103	975,248
Additions			2,325,984	50,000
Disposals			0	0
Payment of principal			50,000	957,499
Payment of interest			(149,468)	(70,996)
Changes in exchange rates			0	0
Fair value adjustment			(437,347)	0
Interest			246,373	56,350
Ending balance			1,988,645	R$ 53,103
Notional			2,325,984
Financing by revolving credit line			R$ 467,500
Maturity			seven years
Average annual interest rate			12.75%
Obligations to closed-end FIDC quota holders [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			R$ 0
Non-current portion of non-current borrowings			1,988,645
Ending balance			R$ 1,988,645
Obligations to closed-end FIDC quota holders [Member] | Jan/31 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			12.75%
Obligations to FIDC TAPSO quota holders [Member] | Jul/24 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.85%
Current portion of non-current borrowings				R$ 53,103
Non-current portion of non-current borrowings				0
Beginning balance			R$ 53,103
Ending balance				53,103
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Beginning balance			1,321,348	1,788,426
Additions			3,671,737	4,088,209
Disposals			0	0
Payment of principal			2,999,824	4,489,681
Payment of interest			(124,490)	(246,738)
Changes in exchange rates			157,832	(4,326)
Fair value adjustment			0	0
Interest			137,727	185,458
Ending balance			2,164,330	1,321,348
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			1,853,944
Non-current portion of non-current borrowings			310,386
Ending balance			R$ 2,164,330
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			0.75%
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			1.74%
Bank borrowings | Up to six months | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				1,321,348
Non-current portion of non-current borrowings				0
Beginning balance			R$ 1,321,348
Ending balance				R$ 1,321,348
Bank borrowings | Up to six months | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.30%
Bank borrowings | Up to six months | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				1.94%
Leases
Disclosure of detailed information about financial instruments [line items]
Beginning balance			173,683	R$ 200,148
Additions			140,784	67,416
Disposals			(4,623)	(21,225)
Payment of principal			68,971	72,815
Payment of interest			(14,292)	(13,764)
Changes in exchange rates			6,132	156
Fair value adjustment			0	0
Interest			14,291	13,767
Ending balance			247,004	173,683
Leases | Jan/25 up to Jun/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			49,896
Non-current portion of non-current borrowings			197,108
Ending balance			R$ 247,004
Leases | Jan/25 up to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			105.10%
Leases | Jan/25 up to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate			151.80%
Leases | Jan/23 to Jun/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings				30,227
Non-current portion of non-current borrowings				143,456
Beginning balance			R$ 173,683
Ending balance				R$ 173,683
Leases | Jan/23 to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				105.10%
Leases | Jan/23 to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate				151.80%
Other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings			1,903,840	R$ 1,404,678			2,822,655
Non-current portion of non-current borrowings			2,496,139	143,456
Beginning balance			1,548,134	2,963,822
Additions			6,138,505	4,205,625
Disposals			(4,623)	(21,225)
Payment of principal			3,118,795	5,519,995
Payment of interest			(288,250)	(331,498)
Changes in exchange rates			163,964	(4,170)
Fair value adjustment			(437,347)	0
Interest			398,391	255,575
Ending balance			4,399,979	1,548,134
Non-current portion of non-current borrowings			R$ 2,496,139	R$ 143,456			R$ 141,167